Note 3 - Notes Receivables - Schedule of Notes Receivables (Details) (Parentheticals) - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Sep. 30, 2016
Notes and other receivables, allowance	$ 469,699	$ 469,699	$ 469,699
4900 Jackson LLC [Member]
Interest rate		12.00%	12.00%
Monthly principal payments and interest payments		$ 50,000	$ 50,000
Balloon payment		$ 182,531	$ 182,531
Wellness Group Pharms LLC [Member]
Interest rate	18.00%	18.00%	18.00%
Secured note	$ 673,294	$ 673,294	$ 673,294
Accrued consulting fees	40,000	40,000	40,000
Construction advances	332,357	332,357	332,357
Accrued interest	206,178	204,363	204,363
Notes and other receivables, allowance	$ 469,699	$ 469,699	$ 469,699
Coastal Compassion Inc. [Member]
Interest rate	18.00%	18.00%	18.00%
Construction advances	$ 119,635	$ 119,635	$ 119,635
Accrued interest	11,954	5,692	5,692
Maximum financing amount	$ 2,500,000	$ 2,500,000	$ 2,500,000